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                            MORGAN STANLEY PRIME INCOME TRUST
                              1221 Avenue of the Americas
                                New York, New York 10020


                                                         December 23, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:     Securities Act File No. 333-67701
        Post-Effective Amendment No. 7
        ------------------------------

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provision of the Investment Company Act of 1940 and the Securities Act of 1933, one copy of Post-Effective Amendment No. 7 to the Registration Statement of Morgan Stanley Prime Income Trust (the "Trust") on Form N-2, which has been marked to show changes from the Trust's Prospectus dated January 28, 2005.

We request that this Post-Effective Amendment No. 7 be declared effective on January 5, 2006. This Post-Effective Amendment is being filed to update financial statements for the Trust's fiscal year ended September 30, 2005 and to make other, non-material changes. In this regard, we request no review.

                                             Very truly yours,

                                             /s/ Joanne Doldo
                                             ----------------
                                             Joanne Doldo
                                             Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene